Accrued Expenses and Other Payables (Tables)	6 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

The amount of accrued expenses and other payables consisted of the following:

	March 31, 2026 (Unaudited)	September 30, 2025 (Audited)
Payable for projects	$-	$1,966,568
Payable for property, plant and equipment purchases	24,843,294	-
Audit fees	50,000	250,000
Accrued salaries	-	199,808
Other payables	147,000	147,000
Total	$25,040,294	$2,563,376